Earnings per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Calculations of loss/(earnings) per unit
The below table sets out the calculation of (loss)/earnings per unit for each of periods presented in this report.

(in $ millions, except per unit data)	2020	2019	2018
Net (loss)/income attributable to:
Common unitholders	(2,091.3)	(76.2)	56.1
Subordinated unitholders	(459.6)	(16.7)	—
Net (loss)/income attributable to Seadrill Partners LLC owners	(2,550.9)	(92.9)	56.1

Weighted average units outstanding (in thousands):
Common unitholders	7,528	7,528	7,528	*
Subordinated unitholders	1,654	1,654	1,654	*

(Loss)/Earnings per unit:
Common unitholders (U.S. Dollars)	$(277.80)	$(10.12)	$7.45	*
Subordinated unitholders (U.S. Dollars)	$(277.80)	$(10.12)	—

Cash distributions declared and paid in the period per unit (1) (2)	$—	$0.22	$4.00	*

Subsequent event: Cash distributions declared and paid relating to the period per unit (2) (3):	$—	$—	$0.01	*
* These amounts have been updated to reflect the 1 for 10 reverse stock split on July 2, 2019.
(1) Refers to the cash distributions declared and paid during the prior years.
(2) Distributions were declared and paid only with respect to the common units in 2019 and 2018.
(3) Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.